FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2019 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Available-for-sale marketable debt securities in a continuous unrealized loss position for longer than twelve months		$ 0
Proceeds from maturities and sales of available-for-sale marketable debt securities	$ 25,000,000.0	35,000,000.0
Gross realized gains (losses)	0	0
Equity securities without readily determinable fair values	347,975,000	225,979,000
Net gain (loss) on equity securities without readily determinable fair value	19,700,000
Cumulative downward price adjustments to equity securities without readily determinable fair value	900,000
Other-than-temporary impairment charges on equity method investments		600,000	$ 2,700,000
Other-than-temporary impairment charges on cost-method investments			$ 7,200,000
Maximum contingent payment	45,000,000.0
Gross fair value of contingent consideration arrangement	12,500,000
Non-current portion of contingent consideration arrangement liability	6,900,000	$ 26,700,000
Turo
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities without readily determinable fair values				$ 250,000,000
Pinterest
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net gain (loss) on equity securities without readily determinable fair value	$ 20,500,000
Discount Rate | Contingent Consideration Arrangements
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input (as a percent)	0.25